United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-58429

(Investment Company Act File Number)

Federated Investment Series Funds, Inc.
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/10

Date of Reporting Period:  Quarter ended 08/31/10

Item 1.                      Schedule of Investments

Federated Bond Fund

Portfolio of Investments

August 31, 2010 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 65.3%
		Basic Industry - Chemicals – 1.6%
$3,760,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	4,147,217
3,670,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	4,610,672
1,900,000	[1]	Fertinitro Finance, Company Guarantee, 8.29%, 4/1/2020	1,277,750
2,220,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	2,375,332
2,365,000		RPM International, Inc., 6.50%, 2/15/2018	2,645,544
1,885,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	2,063,909
1,525,000		Rohm & Haas Co., 6.00%, 9/15/2017	1,700,912
		TOTAL	18,821,336
		Basic Industry - Metals & Mining – 3.6%
2,500,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	2,556,367
1,860,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	2,261,451
850,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	902,329
1,370,000		ArcelorMittal, 6.125%, 6/1/2018	1,465,498
4,000,000		ArcelorMittal, Sr. Unsecd. Note, 5.25%, 8/5/2020	3,920,154
5,000,000		Barrick Gold Corp., 4.875%, 11/15/2014	5,533,417
530,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.95%, 4/1/2019	665,066
3,325,000	[1,2]	Codelco, Inc., Bond, 5.625%, 9/21/2035	3,705,541
4,050,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	4,415,083
3,230,000		Rio Tinto Finance USA Ltd., 5.875%, 7/15/2013	3,594,417
2,810,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.50%, 7/15/2018	3,334,142
1,000,000		Rio Tinto Finance USA Ltd., Company Guarantee, 8.95%, 5/1/2014	1,229,496
1,080,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	1,172,835
4,020,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	4,499,319
2,500,000		Xstrata Canada Corp., 6.00%, 10/15/2015	2,783,264
1,500,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	1,559,738
		TOTAL	43,598,117
		Basic Industry - Paper – 0.9%
1,700,000		International Paper Co., Bond, 7.30%, 11/15/2039	1,940,563
1,175,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	1,400,277
2,850,000	[3,4]	Pope & Talbot, Inc., 8.375%, 6/1/2013	285
4,000,000		Westvaco Corp., 7.65%, 3/15/2027	4,228,388
3,750,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	3,825,094
		TOTAL	11,394,607
		Capital Goods - Aerospace & Defense – 0.4%
3,650,000	[1,2]	BAE Systems Holdings, Inc., 5.20%, 8/15/2015	4,051,019
600,000		Raytheon Co., Sr. Note, 4.40%, 2/15/2020	674,926
		TOTAL	4,725,945
		Capital Goods - Building Materials – 0.6%
5,500,000		Masco Corp., Note, 5.875%, 7/15/2012	5,704,205
2,020,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	2,092,447
		TOTAL	7,796,652
		Capital Goods - Diversified Manufacturing – 2.4%
1,000,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	1,111,435
2,940,000		Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011	3,050,250
2,020,000		Harsco Corp., 5.75%, 5/15/2018	2,348,074

Principal Amount or Shares			Value
$2,600,000		Hubbell, Inc., 5.95%, 6/1/2018	3,128,209
768,000	[1,2]	Hutchison Whampoa International Ltd., 6.50%, 2/13/2013	846,019
1,000,000	[1,2]	Hutchison Whampoa International Ltd., 7.625%, 4/9/2019	1,229,333
1,810,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	2,196,947
2,770,000		Roper Industries, Inc., 6.625%, 8/15/2013	3,135,380
660,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.25%, 9/1/2019	766,115
2,160,000		Textron Financial Corp., 5.40%, 4/28/2013	2,261,775
3,230,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	2,612,263
1,090,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	1,235,088
4,230,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	4,735,904
		TOTAL	28,656,792
		Capital Goods - Environmental – 0.3%
1,000,000		Republic Services, Inc., Company Guarantee, Series WI, 5.50%, 9/15/2019	1,126,711
500,000		Republic Services, Inc., Note, 6.086%, 3/15/2035	547,114
600,000		Republic Services, Inc., Note, 6.75%, 8/15/2011	631,807
1,275,000		Waste Management, Inc., 7.375%, 3/11/2019	1,600,383
		TOTAL	3,906,015
		Communications - Media & Cable – 1.3%
900,000		Comcast Corp., 7.05%, 3/15/2033	1,086,887
1,480,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	1,757,297
300,000		Comcast Corp., Sr. Sub. Deb., 10.625%, 7/15/2012	348,395
5,010,000		Cox Communications, Inc., Unsecd. Note, 5.45%, 12/15/2014	5,651,150
2,470,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	2,908,145
1,090,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	1,431,765
2,250,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	2,572,964
		TOTAL	15,756,603
		Communications - Media Noncable – 1.4%
1,900,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	2,060,375
6,880,000		Grupo Televisa S.A., 6.625%, 3/18/2025	7,767,936
1,620,000		Moody's Corp., Sr. Unsecd. Note, 5.50%, 9/1/2020	1,650,433
2,000,000		News America Holdings, Inc., Sr. Deb., 6.75%, 1/9/2038	2,353,764
500,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	587,375
3,000,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	3,120,992
		TOTAL	17,540,875
		Communications - Telecom Wireless – 1.9%
6,540,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	9,657,920
3,025,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	3,437,534
6,400,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	6,963,341
2,030,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/15/2017	2,173,762
800,000		Vodafone Group PLC, 5.35%, 2/27/2012	846,884
		TOTAL	23,079,441
		Communications - Telecom Wirelines – 2.4%
1,000,000		AT&T, Inc., 6.70%, 11/15/2013	1,161,401
3,870,000		AT&T, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2014	4,373,932
3,810,000		BellSouth Corp., 5.20%, 9/15/2014	4,312,948
2,620,000		Citizens Communications Co., 9.00%, 8/15/2031	2,678,950
1,130,000		Deutsche Telekom International Finance BV, 4.875%, 7/8/2014	1,244,988
4,940,000	[1,2]	KT Corp., Note, 5.875%, 6/24/2014	5,418,286
2,140,000		Rogers Communications, Inc., 5.50%, 3/15/2014	2,383,960

Principal Amount or Shares			Value
$3,030,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	3,302,475
3,260,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.35%, 4/1/2019	3,952,450
		TOTAL	28,829,390
		Consumer Cyclical - Automotive – 2.1%
3,560,000	[1,2]	American Honda Finance Corp., 4.625%, 4/2/2013	3,830,281
3,490,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	3,985,762
1,000,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031	1,373,780
2,100,000	[3,4]	General Motors Corp., Note, 9.45%, 11/1/2011	661,500
2,710,000	[1,2]	Hyundai Capital Services, Inc., Note, Series 144A, 6.00%, 5/5/2015	2,968,524
1,420,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.00%, 3/30/2020	1,570,135
5,200,000	[1,2]	Nissan Motor Acceptance Corp., Note, 4.50%, 1/30/2015	5,549,980
4,800,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011	4,908,931
		TOTAL	24,848,893
		Consumer Cyclical - Entertainment – 1.2%
2,800,000	[1]	Football Trust V, Pass Thru Cert., 5.35%, 10/5/2020	3,027,885
1,230,000	[1,2]	NBC Universal, Inc., Sr. Unsecd. Note, Series 144A, 5.15%, 4/30/2020	1,339,394
1,250,000	[1,2]	NBC Universal, Inc., Sr. Unsecd. Note, Series 144A, 6.40%, 4/30/2040	1,415,028
2,500,000		Time Warner, Inc., 5.50%, 11/15/2011	2,628,373
1,700,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	1,874,946
3,390,000		Time Warner, Inc., Company Guarantee, 6.875%, 5/1/2012	3,702,963
		TOTAL	13,988,589
		Consumer Cyclical - Lodging – 0.4%
2,900,000		Choice Hotels International, Inc., Sr. Unsecd. Note, 5.70%, 8/28/2020	2,938,597
1,530,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	1,564,066
		TOTAL	4,502,663
		Consumer Cyclical - Retailers – 0.5%
2,240,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.75%, 7/15/2013	2,518,654
1,716,985	[1,2]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	1,766,738
900,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	918,000
1,120,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	1,143,800
		TOTAL	6,347,192
		Consumer Cyclical - Services – 0.8%
7,475,000		Boston University, 7.625%, 7/15/2097	9,299,378
		Consumer Non-Cyclical - Food/Beverage – 1.4%
4,000,000	[1,2]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	4,713,002
960,000		Diageo Capital PLC, Company Guarantee, 7.375%, 1/15/2014	1,140,845
2,420,000		General Mills, Inc., Note, 5.70%, 2/15/2017	2,879,910
2,000,000		Kraft Foods, Inc., 5.625%, 11/1/2011	2,107,696
740,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	804,366
1,540,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 2/1/2018	1,804,908
2,180,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.50%, 2/9/2040	2,602,748
1,120,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 8/15/2039	1,224,562
		TOTAL	17,278,037
		Consumer Non-Cyclical - Health Care – 1.1%
1,750,000		Boston Scientific Corp., 4.50%, 1/15/2015	1,780,102
1,550,000		Boston Scientific Corp., 6.00%, 1/15/2020	1,641,503
2,000,000		Express Scripts, Inc., Company Guarantee, 5.25%, 6/15/2012	2,137,194
2,560,000		Life Technologies Corp., Sr. Note, 6.00%, 3/1/2020	2,929,607
500,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 4.75%, 1/30/2020	528,871

Principal Amount or Shares			Value
$500,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 5.75%, 1/30/2040	515,143
1,660,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	1,874,946
1,210,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.15%, 12/28/2012	1,234,171
540,000		Zimmer Holdings, Inc., Sr. Note, 5.75%, 11/30/2039	615,992
		TOTAL	13,257,529
		Consumer Non-Cyclical - Products – 0.7%
900,000		Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	969,513
1,420,000		Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	1,470,686
1,960,000		Philips Electronics NV, 5.75%, 3/11/2018	2,296,163
2,950,000		Whirlpool Corp., 5.50%, 3/1/2013	3,171,253
220,000		Whirlpool Corp., Note, 8.00%, 5/1/2012	240,289
		TOTAL	8,147,904
		Consumer Non-Cyclical - Supermarkets – 0.1%
1,310,000		Kroger Co., Bond, 6.90%, 4/15/2038	1,651,436
		Consumer Non-Cyclical - Tobacco – 0.1%
740,000		Altria Group, Inc., 9.25%, 8/6/2019	973,135
		Energy - Independent – 1.8%
530,000		Apache Corp., Sr. Unsecd. Note, 5.10%, 9/1/2040	547,191
460,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	512,786
300,000		Canadian Natural Resources Ltd., 5.45%, 10/1/2012	323,773
5,890,000		Canadian Natural Resources Ltd., 5.85%, 2/1/2035	6,555,059
1,500,000	[1,2]	Lukoil International Finance BV, 6.356%, 6/7/2017	1,556,250
1,670,000		Mariner Energy, Inc., Company Guarantee, 8.00%, 5/15/2017	1,853,700
495,000		Pemex Project Funding Master, 5.75%, 12/15/2015	546,616
450,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	448,876
6,000,000	[1,2]	Petroleos Mexicanos, 4.875%, 3/15/2015	6,353,103
1,400,000	[1,2]	Petroleos Mexicanos, Company Guarantee, Series 144A, 5.50%, 1/21/2021	1,461,813
440,000		XTO Energy, Inc., 6.375%, 6/15/2038	585,569
775,000		XTO Energy, Inc., 6.75%, 8/1/2037	1,073,087
135,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 8/1/2017	166,532
		TOTAL	21,984,355
		Energy - Integrated – 0.7%
2,500,000		Hess Corp., Sr. Unsecd. Note, 5.60%, 2/15/2041	2,596,691
450,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	543,561
4,650,000		Petro-Canada, Bond, 5.35%, 7/15/2033	4,794,704
220,000		Petro-Canada, Deb., 7.00%, 11/15/2028	263,723
793,611	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	807,143
		TOTAL	9,005,822
		Energy - Oil Field Services – 0.5%
1,100,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	1,409,043
210,000		Noble Drilling Corp., Sr. Note, 7.50%, 3/15/2019	261,224
990,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	1,068,201
100,000		Weatherford International Ltd., 6.00%, 3/15/2018	110,929
2,700,000		Weatherford International Ltd., 7.00%, 3/15/2038	3,007,020
		TOTAL	5,856,417
		Energy - Refining – 0.6%
1,000,000		Premcor Refining Group, Inc., 6.125%, 5/1/2011	1,033,218
1,665,000		Valero Energy Corp., 7.50%, 4/15/2032	1,829,409

Principal Amount or Shares			Value
$3,870,000		Valero Energy Corp., 9.375%, 3/15/2019	4,946,079
		TOTAL	7,808,706
		Financial Institution - Banking – 10.4%
4,000,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	4,150,404
2,000,000		Bank of America Corp., Note, 4.50%, 4/1/2015	2,076,869
1,580,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	1,810,293
2,500,000		Bank of America Corp., Sr. Unsecd. Note, 3.70%, 9/1/2015	2,502,907
930,000		Bank of America Corp., Sr. Unsecd. Note, 6.50%, 8/1/2016	1,041,338
5,000,000	[1,2]	Barclays Bank PLC, 5.926%, 12/31/2049	4,450,000
4,750,000	[5]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	5,735,343
4,180,000		Capital One Capital IV, 6.745%, 2/17/2037	4,023,250
1,450,000		Capital One Capital V, 10.25%, 8/15/2039	1,575,062
3,140,000		Capital One Capital VI, 8.875%, 5/15/2040	3,328,400
2,270,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	2,648,855
4,000,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	4,052,058
1,440,000		Citigroup, Inc., Sr. Unsecd. Note, 6.00%, 12/13/2013	1,561,600
6,460,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	7,052,000
5,570,000		City National Capital Trust I, Jr. Sub. Note, 9.625%, 2/1/2040	5,886,666
2,900,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	3,079,353
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2015	1,078,638
2,100,000		Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	2,017,198
1,000,000		HSBC Bank USA, Sr. Sub. Note, 4.625%, 4/1/2014	1,069,985
3,500,000		Hudson United Bancorp, 7.00%, 5/15/2012	3,719,772
870,000		J.P. Morgan Chase & Co., Sub. Deb., 8.00%, 4/29/2027	1,112,433
10,900,000		J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	11,947,932
3,975,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	3,935,050
3,170,000		Merrill Lynch & Co., Inc., Sr. Unsecd. Note, 6.05%, 8/15/2012	3,398,791
1,000,000		Morgan Stanley, Sr. Unsecd. Note, 4.20%, 11/20/2014	1,032,785
900,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/24/2020	909,222
3,300,000		Morgan Stanley, Sr. Unsecd. Note, 5.625%, 9/23/2019	3,375,871
1,500,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	1,586,921
2,450,000		Morgan Stanley, Sr. Unsecd. Note, 6.00%, 4/28/2015	2,679,582
7,350,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 4/1/2018	8,039,381
1,000,000		PNC Funding Corp., Sr. Unsecd. Note, 4.25%, 9/21/2015	1,070,421
1,430,000		PNC Funding Corp., Sr. Unsecd. Note, 5.125%, 2/8/2020	1,549,754
1,170,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	1,280,923
10,352,033	[1,2]	Regional Diversified Funding, 9.25%, 3/15/2030	5,783,578
5,000,000		Wachovia Bank N.A., 4.80%, 11/1/2014	5,429,029
3,440,000		Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015	3,730,932
500,000		Wachovia Corp., 5.75%, 2/1/2018	565,981
3,550,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	3,606,516
1,141,650	[1,2]	World Financial, Pass Thru Cert., Series 96 WFP, 6.91%, 9/1/2013	1,239,929
		TOTAL	125,135,022
		Financial Institution - Brokerage – 3.2%
5,970,000		BlackRock, Inc., 6.25%, 9/15/2017	7,056,153
2,500,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	2,699,399
1,500,000		Eaton Vance Corp., 6.50%, 10/2/2017	1,771,029
4,255,000	[1,2]	FMR LLC, Bond, 7.57%, 6/15/2029	5,145,026
1,000,000		Franklin Resources, Inc., Sr. Unsecd. Note, 4.625%, 5/20/2020	1,100,542

Principal Amount or Shares			Value
$1,150,000		Janus Capital Group, Inc., Sr. Note, 6.50%, 6/15/2012	1,208,304
1,375,000		Janus Capital Group, Inc., Sr. Note, 6.95%, 6/15/2017	1,399,889
1,000,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.875%, 4/15/2021	1,065,796
4,390,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	5,151,521
1,200,000	[3]	Lehman Brothers Holdings, Inc., 5.75%, 5/17/2013	258,000
1,500,000	[3]	Lehman Brothers Holdings, Inc., 7.875%, 8/15/2011	322,500
2,080,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 4.00%, 1/15/2015	2,161,012
1,020,000		Nuveen Investments, 5.00%, 9/15/2010	1,022,550
1,020,000		Nuveen Investments, 5.50%, 9/15/2015	795,600
2,990,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	3,606,676
3,355,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	3,561,221
		TOTAL	38,325,218
		Financial Institution - Finance Noncaptive – 3.9%
6,930,000		American Express Credit Corp., 5.875%, 5/2/2013	7,611,399
5,000,000		American International Group, Inc., Sr. Note, 4.70%, 10/1/2010	4,976,250
3,300,000		Discover Bank, Sub., 8.70%, 11/18/2019	3,905,966
7,000,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 6.875%, 1/10/2039	8,213,001
6,000,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	5,452,500
2,770,000		HSBC Finance Corp., 5.00%, 6/30/2015	3,002,120
1,500,000	[1,2]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	948,750
2,885,000		International Lease Finance Corp., 4.875%, 9/1/2010	2,885,000
1,170,000	[1,2]	Macquarie Group Ltd., Note, Series 144A, 7.625%, 8/13/2019	1,393,531
4,000,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	4,297,450
3,250,000		Susa Partnership LP, 8.20%, 6/1/2017	3,950,954
		TOTAL	46,636,921
		Financial Institution - Insurance - Health – 0.5%
810,000		Aetna US Healthcare, 5.75%, 6/15/2011	841,565
500,000		Anthem, Inc., 6.80%, 8/1/2012	546,297
2,060,000		CIGNA Corp., 6.35%, 3/15/2018	2,392,760
1,200,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	1,413,387
740,000		Wellpoint, Inc., 5.85%, 1/15/2036	792,144
		TOTAL	5,986,153
		Financial Institution - Insurance - Life – 3.4%
2,750,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	3,195,349
2,715,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	3,427,774
1,000,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	1,154,638
3,860,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, 8.875%, 6/1/2039	5,512,710
3,570,000		MetLife, Inc., 6.75%, 6/1/2016	4,239,718
1,000,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2069	1,260,000
700,000	[1,2]	New York Life Insurance Co., Sub. Note, 6.75%, 11/15/2039	906,862
2,950,000	[1,2]	Pacific Life Global Funding, Sr. Secd. Note, 5.15%, 4/15/2013	3,188,814
4,000,000	[1,2]	Pacific LifeCorp., Bond, 6.60%, 9/15/2033	4,128,396
1,000,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	1,025,413
2,990,000		Prudential Financial, Inc., 5.15%, 1/15/2013	3,202,749
1,530,000		Prudential Financial, Inc., 6.625%, 12/1/2037	1,773,386
2,500,000		Prudential Financial, Inc., Sr. Unsecd. Note, 4.75%, 9/17/2015	2,692,671
1,500,000		Prudential Financial, Inc., Sr. Unsecd. Note, 5.80%, 6/15/2012	1,609,101
3,950,000	[1]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	3,957,242
		TOTAL	41,274,823

Principal Amount or Shares			Value
		Financial Institution - Insurance - P&C – 1.9%
$2,940,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	3,339,463
540,000		CNA Financial Corp., 6.50%, 8/15/2016	584,068
1,370,000		CNA Financial Corp., Note, 6.00%, 8/15/2011	1,423,311
920,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	928,428
700,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	782,280
1,710,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	1,806,990
4,000,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	4,199,908
1,300,000	[1,2]	Nationwide Mutual Insurance Co., Note, Series 144A, 9.375%, 8/15/2039	1,579,638
1,220,000		The Travelers Cos., Inc., Bond, 3/15/2067	1,174,205
265,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	303,560
1,000,000	[1,2]	USF&G Corp., 8.312%, 7/1/2046	1,170,290
5,610,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	5,483,775
		TOTAL	22,775,916
		Financial Institution - REITs – 1.7%
1,750,000		AMB Property LP, Company Guarantee, 6.125%, 12/1/2016	1,944,135
3,500,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	3,924,076
1,500,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	1,547,516
1,500,000		Equity One, Inc., Sr. Unsecd. Note, 6.25%, 12/15/2014	1,608,204
2,000,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	2,186,566
1,535,000		Liberty Property LP, 6.625%, 10/1/2017	1,758,231
720,000		Prologis, Conv. Bond, 2.25%, 4/1/2037	691,727
740,000		Prologis, Sr. Note, 6.875%, 3/15/2020	723,989
1,430,000		Simon Property Group LP, 6.125%, 5/30/2018	1,661,562
1,840,000		Simon Property Group LP, 6.75%, 5/15/2014	2,148,939
2,000,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	2,207,818
		TOTAL	20,402,763
		Municipal Services – 0.4%
1,825,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	1,762,987
2,980,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	2,786,747
		TOTAL	4,549,734
		Sovereign – 0.4%
2,340,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	2,322,298
2,475,000	[1,2]	State of Qatar, 5.25%, 1/20/2020	2,731,781
		TOTAL	5,054,079
		Technology – 1.8%
3,130,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2015	3,286,012
1,400,000		BMC Software, Inc., 7.25%, 6/1/2018	1,688,980
3,630,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	4,162,234
6,175,000		Harris Corp., 5.95%, 12/1/2017	7,098,176
965,000		IBM Corp., Deb., 8.375%, 11/1/2019	1,350,826
2,330,000		KLA-Tencor Corp., 6.90%, 5/1/2018	2,674,549
1,475,000		Maxim Integrated Products, Inc., Note, 3.45%, 6/14/2013	1,517,941
		TOTAL	21,778,718
		Transportation - Airlines – 0.2%
710,000		Southwest Airlines Co., 6.50%, 3/1/2012	755,874
1,995,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	2,239,711
		TOTAL	2,995,585
		Transportation - Railroads – 1.4%
1,200,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	1,334,893

Principal Amount or Shares			Value
$3,780,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	4,251,245
1,963,244		Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021	2,409,321
3,150,000		Canadian Pacific RR, 7.125%, 10/15/2031	3,789,661
1,000,000		Norfolk Southern Corp., Sr. Unsecd. Note, 5.75%, 4/1/2018	1,167,476
3,580,000		Union Pacific Corp., 4.875%, 1/15/2015	3,987,165
		TOTAL	16,939,761
		Transportation - Services – 0.3%
3,080,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	3,593,978
		Utility - Electric – 4.3%
650,000		Appalachian Power Co., Sr. Unsecd. Note, 7.95%, 1/15/2020	855,885
1,530,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	1,624,955
2,620,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	3,084,381
1,180,000		Commonwealth Edison Co., 1st Mtg. Bond, 6.15%, 9/15/2017	1,410,978
1,375,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.65%, 4/1/2019	1,751,147
2,000,000		Dominion Resources, Inc., Unsecd. Note, 5.95%, 6/15/2035	2,317,574
100,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	126,502
5,150,000		Enersis S.A., Note, 7.40%, 12/1/2016	6,075,445
300,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	375,711
3,400,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	3,629,585
2,680,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	2,845,503
2,862,687	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	3,159,964
1,000,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 7/1/2012	1,154,761
1,330,000	[1,2]	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsecd. Note, 6.25%, 6/17/2014	1,480,840
6,060,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	6,958,857
800,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	1,152,913
1,835,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	1,991,195
1,530,000		PSEG Power LLC, Company Guarantee, 2.50%, 4/15/2013	1,574,708
1,000,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	1,042,636
1,710,000		Progress Energy, Inc., 7.05%, 3/15/2019	2,142,092
2,940,000		Union Electric Co., 6.00%, 4/1/2018	3,417,167
1,000,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.00%, 6/30/2019	1,154,333
2,020,000		Westar Energy, Inc., 5.875%, 7/15/2036	2,257,845
		TOTAL	51,584,977
		Utility - Natural Gas Distributor – 0.6%
1,690,000		Atmos Energy Corp., 5.125%, 1/15/2013	1,831,652
195,000		Atmos Energy Corp., 8.50%, 3/15/2019	254,834
830,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	903,358
1,300,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	1,510,489
2,540,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	3,032,674
		TOTAL	7,533,007
		Utility - Natural Gas Pipelines – 2.1%
2,390,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	2,680,900
2,765,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	3,023,197
3,080,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	3,550,845
580,000		Enterprise Products Operating LLC, 4.60%, 8/1/2012	607,584
3,850,000		Enterprise Products Operating LLC, Company Guarantee, Series O, 9.75%, 1/31/2014	4,724,300
2,500,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	2,822,722
3,300,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	3,393,317
830,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	983,742

Principal Amount or Shares			Value
$3,100,000		Williams Partners LP, 5.25%, 3/15/2020	3,353,754
		TOTAL	25,140,361
		TOTAL CORPORATE BONDS (IDENTIFIED COST $730,961,568)	788,762,845
		Mortgage-Backed Securities – 0.0%
7,473		Federal Home Loan Mortgage Corp., Pool C00702, 6.00%, 1/1/2029	8,185
8,530		Federal Home Loan Mortgage Corp., Pool C00748, 6.00%, 4/1/2029	9,346
1,417		Federal Home Loan Mortgage Corp., Pool C20263, 6.00%, 1/1/2029	1,553
5,049		Federal Home Loan Mortgage Corp., Pool C25621, 6.50%, 5/1/2029	5,574
1,104		Federal Home Loan Mortgage Corp., Pool G10493, 6.00%, 4/1/2011	1,189
7,592		Federal National Mortgage Association, Pool 313324, 9.00%, 6/1/2017	8,464
8,593		Federal National Mortgage Association, Pool 323159, 7.50%, 4/1/2028	9,745
5,275		Federal National Mortgage Association, Pool 421223, 7.00%, 5/1/2028	5,890
4,576		Federal National Mortgage Association, Pool 429707, 6.50%, 5/1/2013	4,817
10,115		Federal National Mortgage Association, Pool 430232, 7.00%, 8/1/2028	11,316
30,764		Federal National Mortgage Association, Pool 439947, 6.50%, 11/1/2028	34,064
29,233		Federal National Mortgage Association, Pool 489867, 6.50%, 3/1/2029	32,411
6,794		Government National Mortgage Association, Pool 449491, 7.50%, 12/15/2027	7,774
2,547		Government National Mortgage Association, Pool 486467, 7.00%, 8/15/2028	2,845
12,331		Government National Mortgage Association, Pool 780339, 8.00%, 12/15/2023	14,131
7,764		Government National Mortgage Association, Pool 780340, 9.00%, 11/15/2017	8,716
7,442		Government National Mortgage Association, Pool 780373, 7.00%, 12/15/2023	8,271
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $157,759)	174,291
		MUNICIPAL – 0.2%
		Municipal Services – 0.2%
2,080,000		Tampa, FL Sports Authority, 8.02% Bonds (GTD by National Public Finance Guarantee Corporation), 10/1/2026 (IDENTIFIED COST $2,107,040)	2,567,614
		Governments/Agencies – 0.9%
		Sovereign – 0.9%
3,500,000		Sweden, Government of, 10.25%, 11/1/2015	3,551,457
6,500,000		United Mexican States, 6.625%, 3/3/2015	7,605,000
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $11,175,875)	11,156,457
		COMMON STOCK – 0.0%
		Utility - Electric – 0.0%
113	[3]	NRG Energy, Inc. (IDENTIFIED COST $2,554)	2,296
		Preferred Stocks – 0.3%
		Financial Institution - Brokerage – 0.0%
130,000	[3]	Lehman Brothers Holdings, Inc., Pfd., Series D	3,640
		Financial Institution - REITs – 0.3%
80,000		Prologis, Cumulative REIT Perpetual Pfd. Stock, Series C, $4.27 Annual Dividend	4,000,000
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $9,224,680)	4,003,640
		Asset-Backed Security – 0.0%
		Home Equity Loan – 0.0%
$40,698	[1,2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.76%, 2/15/2029 (IDENTIFIED COST $40,679)	33,779

Principal Amount or Shares			Value
		Collateralized Mortgage Obligations – 0.0%
		Non-Agency Mortgage – 0.0%
$40,571	[1,2]	SMFC Trust Asset-Backed Certificates , 1997-A, Class 4, 3.034%, 1/28/2027 (IDENTIFIED COST $96,115)	31,645
		U.S. Treasury – 0.4%
4,000,000		United States Treasury Note, 2.625%, 8/15/2020 (IDENTIFIED COST $4,008,750)	4,053,125
		MUTUAL FUNDS – 31.6%;6
3,418,777	[7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.26%	3,418,777
59,234,033		High Yield Bond Portfolio	377,913,127
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $449,815,809)	381,331,904
		TOTAL INVESTMENTS — 98.7% (IDENTIFIED COST $1,207,590,829)[8]	1,192,117,596
		OTHER ASSETS AND LIABILITIES - NET — 1.3%[9]	15,535,179
		TOTAL NET ASSETS — 100%	$1,207,652,775
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2010, these restricted securities amounted to $148,627,238, which represented 12.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2010, these liquid restricted securities amounted to $140,364,361, which represented 11.6% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at August 31, 2010, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Fertinitro Finance, Company Guarantee, 8.29%, 4/1/2020	5/14/1999	$1,443,791	$1,277,750
Football Trust V, Pass Thru Cert., 5.35%, 10/5/2020	3/24/2010	$2,800,000	$3,027,885
Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	10/31/1996	$4,048,581	$3,957,242
3	Non-income producing security.
4	Issuer in default.
5	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
6	Affiliated companies.
7	7-Day net yield.
8	At August 31, 2010, the cost of investments for federal tax purposes was $1,210,016,502. The net unrealized depreciation of investments for federal tax purposes was $17,898,906. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $73,252,631 and net unrealized depreciation from investments for those securities having an excess of cost over value of $91,151,537.
9	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$788,762,845	$ —	$788,762,845
Mortgage-Backed Securities	—	174,291	—	174,291
Municipal	—	2,567,614	—	2,567,614
Governments/Agencies	—	11,156,457	—	11,156,457
Asset-Backed Security	—	33,779	—	33,779
Collateralized Mortgage Obligations	—	31,645	—	31,645
U.S. Treasury	—	4,053,125	—	4,053,125
Equity Securities:
Common Stocks
Domestic	2,296	—	—	2,296
Preferred Stocks
Domestic	4,003,640	—	—	4,003,640
Mutual Funds	381,331,904	—	—	381,331,904
TOTAL SECURITIES	$385,337,840	$806,779,756	$ —	$1,192,117,596

The following acronyms are used throughout this portfolio:

GTD	— Guaranteed
REIT	— Real Estate Investment Trust

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Investment Series Funds, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	October 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	October 20, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	October 20, 2010